Summary of Significant Accounting Policies - Reconciliation of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 225,600	$ 264,350	$ 285,848
Goodwill allocated to dispositions of a business	0	(10,010)	(21,498)
Goodwill, ending balance	225,600	225,600	$ 264,350
Continuing operations and discontinued operations
Goodwill [Roll Forward]
Goodwill, beginning balance	254,340
Goodwill, ending balance	$ 254,340	$ 254,340